Stock-Based Compensation (Details) - Jasper Therapeutics, Inc. [Member] - USD ($) $ / shares in Units, $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Stock-Based Compensation (Details) [Line Items]
Reserved shares (in Shares)	12,359,055	12,359,055	12,359,055
Equity Incentive Plan description	Under the Plan, ISOs may be granted at an exercise price of not less than 100% of the fair market value of the common stock on the date of grant. For individuals holding more than 10% of the voting rights of all classes of stock, the exercise price of an option will not be less than 110% of fair value. Options become exercisable and expire as determined by the Board, provided that the term of options may not exceed 10 years from the date of grant (5 years for the individuals holding more than 10% of the voting rights of all classes of stock).	Under the 2019 Plan, ISOs may be granted at an exercise price of not less than 100% of the fair market value of the common stock on the date of grant. For individuals holding more than 10% of the voting rights of all classes of stock, the exercise price of an option will not be less than 110% of fair value. Options become exercisable and expire as determined by the Board, provided that the term of options may not exceed 10 years from the date of grant (5 years for the individuals holding more than 10% of the voting rights of all classes of stock).
Stock option period	4 years	4 years
Total intrinsic value	$ 0.5	$ 0.1
Total fair value	$ 0.8	$ 0.8
Weighted-average grant date fair value price (in Dollars per share) (in Dollars per share)	$ 0.75	$ 0.32
Unvested stock based compensation	$ 2.1	$ 2.3
Weighted average period	2 years 8 months 12 days	2 years 9 months 21 days
Stock based compensation description	The Company does not anticipate paying any dividends in the foreseeable future and, therefore, uses an expected dividend yield of zero.	The Company does not anticipate paying any dividends in the foreseeable future and, therefore, uses an expected dividend yield of zero.